Asset Quality (Consumer Real Estate Secured Asset Quality Indicators) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Purchased Impaired Loans - Recorded Investment	$ 2,956,000,000	$ 3,522,000,000	$ 4,858,000,000
% of Loans	100.00%	100.00%
Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	$ 16,600,000,000	$ 17,060,000,000
Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	12,228,000,000	13,666,000,000
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	13,028,000,000	11,542,000,000
Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	$ 41,856,000,000	$ 42,268,000,000
Total home equity and residential real estate loans [Member] | New Jersey [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	16.00%	14.00%
Total home equity and residential real estate loans [Member] | Pennsylvania [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	14.00%	12.00%
Total home equity and residential real estate loans [Member] | Illinois [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	12.00%	11.00%
Total home equity and residential real estate loans [Member] | Ohio [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	10.00%	11.00%
Total home equity and residential real estate loans [Member] | Florida [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	7.00%	7.00%
Total home equity and residential real estate loans [Member] | Maryland [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	6.00%	7.00%
Total home equity and residential real estate loans [Member] | Michigan [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	4.00%	5.00%
Total home equity and residential real estate loans [Member] | North Carolina [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	4.00%
Total home equity and residential real estate loans [Member] | All Other States Maximum [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	4.00%	4.00%
Total home equity and residential real estate loans [Member] | All Other States [Member] | High Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
% of Loans	27.00%	33.00%
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	$ 161,000,000	$ 283,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	629,000,000	960,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	174,000,000	284,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	964,000,000	1,527,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	32,000,000	40,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	110,000,000	189,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	35,000,000	68,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	177,000,000	297,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	1,000,000	1,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	9,000,000	8,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	2,000,000	5,000,000
LTV greater than or equal to 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	12,000,000	14,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	394,000,000	646,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	1,190,000,000	1,733,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	345,000,000	564,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	1,929,000,000	2,943,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	66,000,000	92,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	211,000,000	302,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	76,000,000	102,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	353,000,000	496,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	3,000,000	3,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	10,000,000	4,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	7,000,000	8,000,000
LTV greater than or equal to 100% to less than 125% and updated FICO scores [Member] | FICO Score- Missing [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	20,000,000	15,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	453,000,000	698,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	1,100,000,000	1,492,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	463,000,000	615,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	2,016,000,000	2,805,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	77,000,000	88,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	171,000,000	226,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	78,000,000	94,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	326,000,000	408,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	1,000,000	1,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	8,000,000	3,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Missing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	6,000,000	10,000,000
LTV greater than or equal to 90% to less than 100% and updated FICO scores [Member] | FICO Score- Missing [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	15,000,000	14,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	14,047,000,000	13,895,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	7,913,000,000	7,808,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	11,153,000,000	9,117,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	33,113,000,000	30,820,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	1,323,000,000	1,282,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	822,000,000	923,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	586,000,000	570,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Less than or equal to 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	2,731,000,000	2,775,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 1st Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	42,000,000	31,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Missing [Member] | Home Equity [Member] | 2nd Liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	55,000,000	18,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Missing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	102,000,000	105,000,000
LTV less than 90% and updated FICO scores [Member] | FICO Score- Missing [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	199,000,000	$ 154,000,000
Missing LTV and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	1,000,000
Missing LTV and updated FICO scores [Member] | FICO Score- Greater than 660 [Member] | Total home equity and residential real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans - Excluding purchased impaired loans	$ 1,000,000